Other current liabilities	9 Months Ended
Sep. 30, 2023
Other current liabilities.
Other current liabilities

8. Other current liabilities

At September 30, 2023, other current liabilities amount to € 4,814,000 (December 31, 2022: € 8,687,000). At September 30, 2023 and December 31, 2022, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.